NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF SUBSIDIARIES OF NON-CONTROLLING INTERESTS	The following Company subsidiaries which have non-controlling interests:
	December 31,	December 31,
	2024	2023

Cust2mate	$(7,065)	$(5,167)
AAI	-	369
	$(7,065)	$(4,798)